Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of long term borrowings [Line Items]
Total	¥ 15,308,519	¥ 13,447,575
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	21,970,573	20,718,142
Less - Current portion due within one year	(7,026,845)	(7,584,337)
Total	14,943,727	13,133,804
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	4,990,165	5,582,426
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	3,902,766	3,233,353
Long-term debt [Member] | Consolidated subsidiaries [Member] | Medium-term notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	10,257,689	9,209,453
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	1,664,634	1,495,976
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	32,174	34,996
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,123,145	¥ 1,161,938